Cost of sales and other operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost of sales and other operating costs
Salaries and benefits	$ 17,624	$ 3,392
Share-based compensation	294
Royalties	1,475	386
Contract Services	40,890	6,761
Raw materials and consumables	17,394	4,233
Operational overhead and write-downs	31,919	3,399
Depreciation	11,403	2,409
Total	$ 120,999	$ 20,580